License Agreements (Tables)	3 Months Ended
Mar. 31, 2019
License Agreements [Abstract]
Summary of Consideration in Asset Acquisition

The consideration transferred in the asset acquisition was measured at cost, including transaction costs, assets and equity interests transferred by the acquirer, and liabilities incurred by the acquirer as noted below:

Consideration
(in thousands)
Upfront cash paid for GSK Agreement	$14,186
Series B-2 convertible preferred shares issued to GSK	93,391
Transaction costs	780
Liabilities:
Strimvelis liability	18,351
Inventory purchase liability	6,893
Total consideration transferred:	$133,601